PRINCIPAL ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY EQUIPMENT AND SOFTWARE

Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the following estimated useful lives, taking into account any estimated residual value:

Electronic equipment	3 years
Furniture	5 years
Vehicles and motors	4 years
Software	5 years
Machine	12 years
Leasehold improvement	lesser of the term of the lease or the estimated useful lives of the assets

SCHEDULE OF VALUE-ADDED TAX RATE FOR GENERAL VAT PAYERS

The Company’s subsidiaries are subject to value-added tax and related surcharges on the revenues earned for services provided in the PRC. The applicable value-added-tax rate for general VAT payers is set out in the following table.

Type of service	Applicable VAT rate (%)
Vehicle sales	0.5% - 6%
Commission	6%
Value-added service	6%
Other services	6%